Deposits paid for acquisition of subsidiaries (Purchase Price Allocation) (Details) - Boca International Limited [Member] - USD ($) $ in Thousands		1 Months Ended
		Dec. 31, 2015	Dec. 28, 2015
Total purchase price comprised of:
cash consideration		$ 52,000
share-based consideration		4,080
Total		$ 56,080
Net liabilities acquired			$ (53)
Amortizable intangible assets
Goodwill			36,220
Deferred tax liabilities			(6,638)
Backlog Contract [Member]
Amortizable intangible assets
Amortizable intangible assets	[1]		372
Proprietary Technology [Member]
Amortizable intangible assets
Amortizable intangible assets	[1]		$ 26,179

[1]	Acquired amortizable intangible asset-backlog contract and proprietary technology have estimated amortization periods of one year and twenty years, respectively.